Document and Entity Information	Jan. 31, 2024
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001789832
Document Type	8-K
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	Hess Midstream LP
Securities Act File Number	001-39163
Entity Tax Identification Number	84-3211812
Entity Address, Address Line One	1501 McKinney Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77010
City Area Code	(713)
Local Phone Number	496-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A shares representing limited partner interests
Trading Symbol	HESM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false